FAIR VALUE	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE

NOTE 6. FAIR VALUE

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ Stock Market, Inc. (“NASDAQ”) official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

Securities and other assets that do not have market quotations readily available are valued at their fair value as determined by FCM, as the Board’s valuation designee under SEC rule 2a-5. Those valuations are determined in accordance with the Valuation Procedures used by FCM, subject to oversight by the Board.

In pricing illiquid, privately placed securities, FCM, as the valuation designee, is responsible for (1) determining overall valuation guidelines and (2) ensuring that the investments of the Company are valued within the prescribed guidelines.

FCM and the Board receive information and recommendations from an independent valuation firm.

The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized when that investment is sold, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated or become readily marketable.

APPROACHES TO DETERMINING FAIR VALUE. GAAP. defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). In effect, GAAP applies fair value terminology to all valuations whereas the 1940 Act applies market value terminology to readily marketable assets and fair value terminology to other assets.

The main approaches to measuring fair value utilized are the market approach, the income approach, and the asset-based approach. The choice of which approach to use in a particular situation depends on the specific facts and circumstances associated with the company, as well as the purpose for which the valuation analysis is being conducted. Firsthand and the independent valuation firm rely primarily on the market approach. We also considered the income and asset-based approaches in our analysis because certain of the portfolio companies do not have substantial operating earnings relative to the value of their underlying assets.

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Market Approach (M): The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. For example, the market approach often uses market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range each appropriate multiple falls requires the use of judgment in considering factors specific to the measurement (qualitative and quantitative).

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Income Approach (I): The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present value amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes-Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques; and the multi-period excess earnings method, which is used to measure the fair value of certain assets.

-	Asset-Based Approach (A): The asset-based approach examines the value of a company’s assets net of its liabilities to derive a value for the equity holders.

FAIR VALUE MEASUREMENT. In accordance with the guidance from the Financial Accounting Standards Board on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the date of measurement.

Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in an active or inactive market, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2022:

ASSETS	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
Common Stocks
Advanced Materials	$—	$—	$202,672
Automotive	—	—	286
Equipment Leasing	—	—	3,210
Semiconductor Equipment	6,381,006	—	—
Total Common Stocks	6,381,006	—	206,168
Preferred Stocks
Aerospace	—	—	699,713
Automotive	—	—	543,346
Equipment Leasing	—	—	488,901
Total Preferred Stocks	—	—	1,731,960
Asset Derivatives *
Equity Contracts	—	—	1,714,038
Total Asset Derivatives	—	—	1,714,038
Convertible Notes
Advanced Materials	—	—	100,000
Aerospace	—	—	6,559,791
Automotive	—	—	3,498,707
Medical Devices	—	—	14,315,334
Total Convertible Notes	—	—	24,473,832
Mutual Funds	854,831	—	—
Total	$7,235,837	$—	$28,125,998

*	Asset derivatives include warrants.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/22	NET PURCHASES/ CONVERSIONS	NET SALES/ CONVERSIONS	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)(1)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/23
Common Stocks
Advanced Materials	$337,500	$—	$—	$—	$(134,828)	$—	$202,672
Automotive	546	—	—	—	(260)	—	286
Equipment Leasing	11,130	—	—	—	(7,920)	—	3,210
Intellectual Property	111	—	(7,966)	(161,079)	168,934	—	—
Total Common Stocks	349,287	—	(7,966)	(161,079)	25,926	—	206,168
Preferred Stocks
Aerospace	384,067	—	—	—	315,646	—	699,713
Automotive	1,049,478	—	—	—	(506,132)	—	543,346
Equipment Leasing	865,995	—	—	—	(377,094)	—	488,901
Intellectual Property	737,112	—	(490,458)	(7,697,239)	7,450,585	—	—
Total Preferred Stocks	3,036,652	—	(490,458)	(7,697,239)	6,883,005	—	1,731,960
Asset Derivatives
Equity Contracts	957,125	—	—	(6,678)	763,591	—	1,714,038
Total Asset Derivatives	957,125	—	—	(6,678)	763,591	—	1,714,038
Convertible Notes
Advanced Materials	100,000	—	—	—	—	—	100,000
Aerospace	6,559,791	—	—	—	—	—	6,559,791
Automotive	7,809,430	100,000	—	—	(4,410,723)	—	3,498,707
Medical Devices	17,116,721	—	—	—	(2,801,387)	—	14,315,334
Total Convertible Notes	31,585,942	100,000	—	—	(7,212,110)	—	24,473,832
Total	$35,929,006	$100,000	$(498,424)	$(7,864,996)	$460,412	$—	$28,125,998

(1)	The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of March 31, 2023 was $(7,165,783).

The table below represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements at March 31, 2023:

	FAIR VALUE AT 3/31/23	VALUATION TECHNIQUES(1)	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVG.)(1)
Direct venture capital investments: Advanced Materials	$0.3M	Market Comparable Companies Option Pricing Model	EBITDA Multiple(2) Revenue Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2) Discount for Lack of Marketability(3)	5.5x (5.5x) 0.7x – 1.0x (0.8x) 5 years (5 years) 50.0% (50.0%) 3.60% (3.60%) 22.7% (22.7%)
Direct venture capital investments: Aerospace	$9.0M	Market Comparable Companies Option Pricing Model	EBITDA Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2)	2.3x – 2.6x (2.3x) 5 years (5 years) 60.0% (60.0%) 3.60% (3.60%)
Direct venture capital investments: Automotive	$4.0M	Prior Transaction Analysis Option Pricing Model Probability-Weighted Expected Return Method	Years to Maturity(2) Volatility(2) Risk-Free Rate(2) Discount for Lack of Marketability(3) Going Concern Probability(2)	5 years (5 years) 50.0% (50.0%) 3.60% (3.60%) 0.0% - 22.7% (0.0%) 5% (5%)
Direct venture capital investments: Equipment Leasing	$0.5M	Market Comparable Companies Liquidation Value Option Pricing Model	EBITDA Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2)	2.9x – 4.1x (3.6x) 5 years (5 years) 50.0% (50.0%) 3.60% (3.60%)
Direct venture capital investments: Medical Devices	$14.3M	Market Comparable Companies	Revenue Multiple(2)	2.2x – 2.7x (2.5x)

(1)	Weighted average is calculated by weighting the significant unobservable input by the relative fair value of each investment in the category
(2)	An increase in the input would result in an increase in the security’s valuation; a decrease in the input would result in a decrease in the security’s valuation.
(3)	An increase in the input would result in a decrease in the security’s valuation; a decrease in the input would result in an increase in the security’s valuation.

Changes in any of our unobservable inputs, individually, may change the fair value of certain of the Company’s investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Company’s investments may fluctuate from period to period. Additionally, the fair value of the Company’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Company may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Company was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Company has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.